CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAPITAL DEFICIENCY) (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
BALANCE at Dec. 31, 2011	$ 6,754	$ 2	$ 43,393	$ (36,641)
BALANCE, shares at Dec. 31, 2011	17,044,737	17,044,737
Net loss	(7,081)			(7,081)
Employee and non-employee share-based compensation expenses	1,944		1,944
Acquisition and cancellation of shares	(21)		(21)
Acquisition and cancellation of shares, shares	(4,697)	(4,697)
Beneficial conversion feature of convertible loan	3,790		3,790
BALANCE at Jun. 30, 2012	5,386	2	49,106	(43,722)
BALANCE, shares at Jun. 30, 2012	17,040,040	17,040,040
BALANCE at Dec. 31, 2008	134	1	15,965	(15,832)
BALANCE, shares at Dec. 31, 2008		11,765,484
Net loss	(2,724)			(2,724)
Exercise of options by employees
Exercise of options by employees, shares		114,681
Employee and non-employee share-based compensation expenses	594		594
Employee and non-employee share-based compensation expenses, shares
Redemption of beneficial conversion feature of convertible loan	(308)		(308)
Issuance of ordinary shares, net of issuance cost	965		965
Issuance of ordinary shares, net of issuance cost, shares		204,431
BALANCE at Dec. 31, 2009	(1,339)	1	17,216	(18,556)
BALANCE, shares at Dec. 31, 2009		12,084,596
Net loss	(3,420)			(3,420)
Employee and non-employee share-based compensation expenses	1,640		1,640
Employee and non-employee share-based compensation expenses, shares
Issuance of warrants, net of $23 issuance costs	424		424
Issuance of ordinary shares, net of issuance cost	1,781		1,781
Issuance of ordinary shares, net of issuance cost, shares		381,355
BALANCE at Dec. 31, 2010	(914)	1	21,061	(21,976)
BALANCE, shares at Dec. 31, 2010	12,465,951	12,465,951
Net loss	(14,665)			(14,665)
Exercise of options by employees	1,500		1,500
Exercise of options by employees, shares		250,000
Employee and non-employee share-based compensation expenses	11,606		11,606
Employee and non-employee share-based compensation expenses, shares		748,446
Issuance of shares and warrants, net of $2,835 issuance costs	7,654	1	7,653
Issuance of shares and warrants, net of $2,835 issuance costs, shares		3,248,067
Issuance of ordinary shares, net of issuance cost	805		805
Issuance of ordinary shares, net of issuance cost, shares		200,717
Conversion of convertible loans	768		768
Conversion of convertible loans, shares		131,556
BALANCE at Dec. 31, 2011	$ 6,754	$ 2	$ 43,393	$ (36,641)
BALANCE, shares at Dec. 31, 2011	17,044,737	17,044,737